Schedule of Summary Information By Segment (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Revenues - related parties		$ 45,631,772	$ 40,041,691	$ 40,443,629
Cost of revenues - related parties		41,388,919	34,041,850	35,424,962
Gross profit		4,242,853	5,999,841	5,018,667
Reconciliation to income before income taxes
Selling expenses		(916,901)	(774,484)	(712,338)
General and administrative expenses		(4,386,440)	(2,958,148)	(2,871,937)
Insurance indemnity		135,894	171,718	128,442
Government subsidies		124,794	16,642	27,202
Unallocated (expenses) income
- Audit and other professional fees		608,341	521,001	353,467
- Share-based compensation		816,950
- Interest expenses, net		(287,422)	(143,602)	(97,552)
(Loss) Income Before Income Taxes		(1,012,703)	2,371,134	1,535,489
Depreciation		131,180	88,722	115,150
Income tax (expenses) benefit		139,400	591,108	451,789
Gross profit		4,242,853	5,999,841	5,018,667
- Audit fees		(608,341)	(521,001)	(353,467)
Third Parties [Member]
Segment Reporting [Line Items]
Revenues - related parties		45,377,977	39,706,093	40,161,065
Cost of revenues - related parties		41,370,604	34,033,269	35,424,388
Related Party [Member]
Segment Reporting [Line Items]
Revenues - related parties		253,795	335,598	282,564
Cost of revenues - related parties		18,315	8,581	574
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting [Line Items]
Gross profit		$ 4,242,853	$ 5,999,841	$ 5,018,667
Gross margin		9.30%	15.00%	12.40%
Reconciliation to income before income taxes
Selling expenses		$ (916,901)	$ (774,484)	$ (712,338)
General and administrative expenses		(3,314,601)	(2,554,834)	(2,773,937)
Insurance indemnity		135,894	171,718	128,442
Government subsidies		124,794	16,642	27,202
Unallocated (expenses) income
- Audit and other professional fees		(222,389)	(371,314)	90,000
- Compensation of a director		(32,500)	32,000	(8,000)
- Share-based compensation		(816,950)
- Interest expenses, net		(287,422)	(142,812)	(94,908)
- Other income, net		74,519	58,377	40,361
(Loss) Income Before Income Taxes		(1,012,703)	2,371,134	1,535,489
Depreciation	[1]	131,180	88,722	115,150
Capital expenditures		878,949	397,441	7,433
Income tax (expenses) benefit		(139,400)	(591,108)	(451,789)
Segment assets as of March 31, 2024		32,279,821	24,781,491	22,991,451
Gross profit		4,242,853	5,999,841	5,018,667
- Compensation of a director		32,500	(32,000)	8,000
- Audit fees		222,389	371,314	(90,000)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Third Parties [Member]
Segment Reporting [Line Items]
Revenues - related parties		45,377,977	39,706,093	40,161,065
Cost of revenues - related parties		(41,370,604)	(34,033,269)	(35,424,388)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Related Party [Member]
Segment Reporting [Line Items]
Revenues - related parties		253,795	335,598	282,564
Cost of revenues - related parties		(18,315)	(8,581)	(574)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Transportation Services [Member]
Segment Reporting [Line Items]
Gross profit		$ 3,941,809	$ 5,488,802	$ 4,581,483
Gross margin		9.60%	15.60%	12.20%
Reconciliation to income before income taxes
Selling expenses		$ (479,282)	$ (643,448)	$ (690,873)
General and administrative expenses		(2,494,272)	(2,069,571)	(1,954,189)
Insurance indemnity		135,894	171,718	128,442
Government subsidies		75,853	16,642	27,202
Unallocated (expenses) income
Depreciation	[1]	70,008	76,825	109,633
Capital expenditures		554,858	328,280	7,384
Income tax (expenses) benefit		(109,724)	(539,869)	(457,759)
Segment assets as of March 31, 2024		21,424,344	18,502,486	18,573,064
Gross profit		3,941,809	5,488,802	4,581,483
Reportable Segment, Aggregation before Other Operating Segment [Member] | Transportation Services [Member] | Third Parties [Member]
Segment Reporting [Line Items]
Revenues - related parties		40,677,991	34,918,308	37,295,968
Cost of revenues - related parties		(36,971,662)	(29,756,523)	(32,997,049)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Transportation Services [Member] | Related Party [Member]
Segment Reporting [Line Items]
Revenues - related parties		253,795	335,598	282,564
Cost of revenues - related parties		(18,315)	(8,581)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Warehouse Subleasing Services [Member]
Segment Reporting [Line Items]
Gross profit		$ 301,044	$ 511,039	$ 437,184
Gross margin		6.40%	10.70%	15.30%
Reconciliation to income before income taxes
Selling expenses		$ (437,619)	$ (131,036)	$ (21,465)
General and administrative expenses		(820,329)	(485,263)	(819,748)
Insurance indemnity
Government subsidies		48,941
Unallocated (expenses) income
Depreciation	[1]	61,172	11,897	5,517
Capital expenditures		324,091	69,161	49
Income tax (expenses) benefit		(29,676)	(51,239)	5,970
Segment assets as of March 31, 2024		10,855,477	6,279,005	4,418,387
Gross profit		301,044	511,039	437,184
Reportable Segment, Aggregation before Other Operating Segment [Member] | Warehouse Subleasing Services [Member] | Third Parties [Member]
Segment Reporting [Line Items]
Revenues - related parties		4,699,986	4,787,785	2,865,097
Cost of revenues - related parties		(4,398,942)	(4,276,746)	(2,427,339)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Warehouse Subleasing Services [Member] | Related Party [Member]
Segment Reporting [Line Items]
Revenues - related parties
Cost of revenues - related parties				$ (574)

[1]	the amounts of depreciation disclosed by reportable segments are included in cost of revenues and general and administrative expenses.